ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	6 Months Ended
Dec. 31, 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Summary of fair value measurement inputs under binomial and black-scholes model

	December 31,	June 30,
Input	2023	2023
Number of warrants*	47,963	47,963	441,710
Share price*	$0.23	$0.34	0.34
Risk-free interest rate	4.02%	4.41%	4.41%
Volatility	119%	127%	127%
Exercise price*	$112.32	$112.32	14.40
Warrant life	2.96 years	3.47 years	3.47 years

* Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

	December 31,	June 30,
Input	2023	2023
Number of warrants*	—	555,694
Share price*	$—	$0.34
Risk-free interest rate	—%	3.59%
Volatility	—%	110%
Exercise price*	$—	$14.40
Warrant life	—	5.22 years

* Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

Summary of liabilities measured at fair value on recurring basis

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$4,360,000	$—	$—	$4,360,000

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$140,000	$—	$—	$140,000

Summary of company warrants activities and status of warrants

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2022	489,673	$112.32	4.46
Issued	555,694	14.40	5.50
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2023	1,045,367	$18.90	4.40
Issued	—	—	—
Redeemed	(997,404)	14.40	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2023	47,963	$112.32	2.96

* Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

Schedule of estimated liability

December 31,
Description	2023
Warrant liability -current *	$1,200,000

* On December 14, 2023, company bought back an aggregate of 17,953,269 (997,404 warrants post 2024 Reverse Split) warrants from the Sellers. Warrant Purchase Agreement stipulated that “The Company has agreed that if the Company repurchases any other warrants prior to June 14, 2024 at a higher purchase price per Warrant than the purchase price per Warrant stated in the Warrant Purchase Agreement, then the Company shall pay Sellers the difference between the purchase prices per Warrant. Similarly, if the Company enters into or announces any Fundamental Transactions as defined in the Warrants, and the Black-Scholes Value is a purchase price per Warrant that is higher than the purchase price per Warrant stated in the Warrant Purchase Agreement, then the Company shall pay Sellers the difference between the Black-Scholes Value purchase price per Warrant and the stated purchase price per Warrant in the Warrant Purchase Agreement”. The Company accrued an estimated liability of $1,200,000 based on the potential for future significant transaction compensation in contracts to repurchase investor warrants during the six months ended December 31, 2023.